Investment properties	12 Months Ended
Dec. 31, 2021
Investment properties
Investment properties

13          Investment properties

	2020	2021
	RMB’000	RMB’000
Cost
At 1 January	27,824	—
Additions	—	—
Transfer to owner-occupied property	(27,824)	—
At 31 December	—	—
Accumulated depreciation
At 1 January	(12,451)	—
Charge for the year	(1,043)	—
Transfer to owner-occupied property	13,494	—
At 31 December	—	—
Net book amount	—	—

Investment properties represents buildings held in the PRC, with useful lives of 20 years in 2019.

Investment properties with net book value amounting to approximately RMB15,373,000 in 2019 were pledged as security for the bank loans at the reporting date.

Amounts recognised in the consolidated income statement for investment properties:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Rental income	1,401	851	—